RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
IRRF	R$ 989,112	R$ 518,797
PIS/COFINS recoverable	101,677	191,934
ICMS recoverable	18,420	30,290
Others	26,704	14,885
Taxes to be recovered	1,135,913	755,906
Non-current assets:
IR/CS	152,427	180,193
PIS/COFINS recoverable	192,505	183,772
ICMS recoverable	72,621	64,706
Others	21,643	20,587
Taxes to be recovered	439,196	449,258
Total	R$ 1,575,109	R$ 1,205,164